UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3855

Fidelity Advisor Series VIII
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2009

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Emerging Markets Income
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

June 30, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the world's capital markets this spring and early summer, many economic uncertainties remain - including generally weak corporate earnings and still-sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1, 2009 to June 30, 2009
Class A	1.20%
Actual		$ 1,000.00	$ 1,254.40	$ 6.71
HypotheticalA		$ 1,000.00	$ 1,018.84	$ 6.01
Class T	1.20%
Actual		$ 1,000.00	$ 1,255.20	$ 6.71
HypotheticalA		$ 1,000.00	$ 1,018.84	$ 6.01
Class B	1.85%
Actual		$ 1,000.00	$ 1,250.10	$ 10.32
HypotheticalA		$ 1,000.00	$ 1,015.62	$ 9.25
Class C	1.95%
Actual		$ 1,000.00	$ 1,250.60	$ 10.88
HypotheticalA		$ 1,000.00	$ 1,015.12	$ 9.74
Institutional Class	.95%
Actual		$ 1,000.00	$ 1,254.90	$ 5.31
HypotheticalA		$ 1,000.00	$ 1,020.08	$ 4.76

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Countries as of June 30, 2009
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Venezuela	15.0	7.7
Brazil	9.7	17.0
Russia	8.8	7.7
Turkey	7.0	10.5
Ukraine	6.2	1.5
Percentages are adjusted for the effect of open futures contracts, if applicable.
Top Five Holdings as of June 30, 2009
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Venezuelan Republic	11.6	6.3
Russian Federation	8.8	7.7
Brazilian Federative Republic	8.6	14.9
Turkish Republic	7.0	10.5
Ukraine Cabinet of Ministers	4.8	0.2
	40.8
Asset Allocation (% of fund's net assets)
As of June 30, 2009	As of December 31, 2008
Corporate Bonds 20.8%	Corporate Bonds 14.4%
Government Obligations 68.6%	Government Obligations 76.5%
Stocks 0.0%	Stocks and Investment Companies 4.3%
Preferred Securities 1.1%	Preferred Securities 2.0%
Short-Term Investments and Net Other Assets 9.5%	Short-Term Investments and Net Other Assets 2.8%

Semiannual Report

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 20.8%
		Principal Amount (c)	Value
Bahamas (Nassau) - 0.2%
Odebrecht Overseas Ltd. 9.625%		$ 730,000	$ 678,900
Cayman Islands - 0.8%
Odebrecht Finance Ltd. 9.625% 4/9/14 (e)		560,000	610,400
TDIC Finance Ltd. 6.5% 7/2/14 (e)		1,745,000	1,745,000
TOTAL CAYMAN ISLANDS			2,355,400
Dominican Republic - 0.2%
Cerveceria Nacional Dominicana C por A 16% 3/27/12 (e)		880,000	718,960
Germany - 0.5%
EXIM of Ukraine 7.75% 9/23/09 (Issued by Dresdner Bank AG for EXIM Ukraine)		290,000	275,500
JSC Severstal 9.25% 4/19/14 (Issued by Citigroup Global Markets Deutschland AG for JSC Severstal) (e)		1,375,000	1,141,250
TOTAL GERMANY			1,416,750
Indonesia - 0.0%
APP International Finance (Mauritius) Ltd.:
0% 7/5/01 (b)(e)		1,235,000	0
0% 7/5/01 (Reg. S) (b)		445,000	0
Korea (South) - 2.3%
Export-Import Bank of Korea 8.125% 1/21/14		2,340,000	2,571,426
Hana Bank 6.5% 4/9/12 (e)		560,000	581,000
Industrial Bank of Korea 7.125% 4/23/14 (e)		1,110,000	1,144,632
POSCO 8.75% 3/26/14 (e)		1,195,000	1,322,746
SK Broadband Co., Ltd. 7% 2/1/12 (e)		1,260,000	1,241,100
TOTAL KOREA (SOUTH)			6,860,904
Luxembourg - 5.6%
ArcelorMittal SA 9% 2/15/15		1,695,000	1,787,230
Evraz Group SA 8.875% 4/24/13 (e)		1,695,000	1,428,038
Millicom International Cellular SA 10% 12/1/13		620,000	628,525
Mobile Telesystems Finance SA:
8% 1/28/12 (e)		3,446,000	3,402,925
8.375% 10/14/10 (Reg. S)		1,350,000	1,363,500
OAO Severstal 9.75% 7/29/13 (Issued by Steel Capital SA for OAO Severstal) (e)		1,235,000	1,031,225
OJSC Russian Agricultural Bank:
6.299% 5/15/17 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		1,250,000	1,075,000
6.97% 9/21/16 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (d)		325,000	286,000
Nonconvertible Bonds - continued
		Principal Amount	Value
Luxembourg - continued
OJSC Russian Agricultural Bank: - continued
7.125% 1/14/14 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		$ 875,000	$ 822,500
7.175% 5/16/13 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		755,000	722,913
7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		795,000	723,450
RSHB Capital SA 9% 6/11/14 (e)		965,000	979,475
TNK-BP Finance SA 7.5% 3/13/13 (e)		860,000	799,800
Vimpel Communications:
8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		1,105,000	953,063
8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (e)		775,000	715,906
TOTAL LUXEMBOURG			16,719,550
Mexico - 0.6%
Cablemas SA de CV 9.375% 11/15/15 (Reg. S)		795,000	832,763
Vitro SAB de CV:
8.625% 2/1/12 (b)		1,100,000	418,000
9.125% 2/1/17 (b)		1,775,000	674,500
TOTAL MEXICO			1,925,263
Multi-National - 0.4%
Corporacion Andina de Fomento 8.125% 6/4/19		1,130,000	1,213,620
Netherlands - 3.1%
Bulgaria Steel Finance BV 12% 5/4/13 unit (b)	EUR	600,000	16,832
Indosat Finance Co. BV 7.75% 11/5/10		625,000	628,125
Intergas Finance BV:
6.375% 5/14/17 (Reg. S)		840,000	627,900
6.875% 11/4/11 (Reg. S)		720,000	662,400
KazMunaiGaz Finance Sub BV:
8.375% 7/2/13 (e)		1,560,000	1,435,200
9.125% 7/2/18 (e)		1,150,000	1,029,250
Lukoil International Finance BV:
6.356% 6/7/17 (e)		1,615,000	1,453,500
6.656% 6/7/22 (e)		1,790,000	1,467,800
Majapahit Holding BV:
7.75% 10/17/16		530,000	469,050
Nonconvertible Bonds - continued
		Principal Amount	Value
Netherlands - continued
Majapahit Holding BV: - continued
7.875% 6/29/37		$ 525,000	$ 399,000
PT Indosat International Finance Co. BV 7.125% 6/22/12 (e)		1,090,000	1,090,000
TOTAL NETHERLANDS			9,279,057
Philippines - 0.3%
National Power Corp. 6.875% 11/2/16 (e)		850,000	835,125
Qatar - 0.4%
Qtel International Finance Ltd. 6.5% 6/10/14 (e)		1,135,000	1,146,350
Singapore - 0.2%
Empire Capital Resources Pte. Ltd. 9.375% 12/15/11 (e)		700,000	679,000
United Kingdom - 1.1%
Atlantic Finance Ltd. 8.75% 5/27/14 (e)		1,695,000	1,666,185
EXIM of Ukraine 7.65% 9/7/11 (Issued by Credit Suisse London Branch for EXIM Ukraine)		1,210,000	931,700
NJSC Naftogaz of Ukraine 8.125% 9/30/09 (Issued by Standard Bank PLC for NJSC Naftogaz of Ukraine)		900,000	787,500
TOTAL UNITED KINGDOM			3,385,385
United States of America - 1.7%
Freeport-McMoRan Copper & Gold, Inc.:
4.995% 4/1/15 (f)		1,110,000	1,032,300
8.25% 4/1/15		1,605,000	1,615,031
Pemex Project Funding Master Trust 8.625% 2/1/22		2,325,000	2,406,375
TOTAL UNITED STATES OF AMERICA			5,053,706
Venezuela - 3.4%
Petroleos de Venezuela SA:
5.25% 4/12/17		16,815,000	7,903,050
5.375% 4/12/27		3,825,000	1,510,875
5.5% 4/12/37		1,625,000	641,875
TOTAL VENEZUELA			10,055,800
TOTAL NONCONVERTIBLE BONDS (Cost $68,345,864)			62,323,770
Government Obligations - 69.6%
		Principal Amount	Value
Argentina - 4.5%
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		$ 3,824,174	$ 1,969,450
par 2.5% 12/31/38 (d)		5,575,000	1,435,563
7% 9/12/13		4,750,000	2,637,833
7% 10/3/15		8,380,000	3,963,166
8.375% 12/20/03 (b)		2,095,000	366,625
11% 10/9/06 (b)		390,000	68,250
11.75% 4/7/09 (b)		545,000	95,375
19.9757% to 26.6609% 8/3/09		3,029,740	2,966,425
TOTAL ARGENTINA			13,502,687
Belize - 0.1%
Belize Government 4.25% 2/20/29 (d)(e)		549,700	269,353
Brazil - 8.6%
Brazilian Federative Republic:
5.875% 1/15/19		1,735,000	1,752,350
7.125% 1/20/37		2,900,000	3,161,000
8% 1/15/18		4,640,000	5,220,000
8.25% 1/20/34		2,315,000	2,778,000
10.125% 5/15/27		1,585,000	2,179,375
11% 8/17/40		4,200,000	5,470,500
12.25% 3/6/30		1,835,000	2,981,875
12.75% 1/15/20		1,540,000	2,325,400
TOTAL BRAZIL			25,868,500
Colombia - 2.5%
Colombian Republic:
7.375% 3/18/19		1,745,000	1,862,788
7.375% 9/18/37		1,160,000	1,183,200
10.375% 1/28/33		640,000	846,400
11.75% 2/25/20		2,613,000	3,527,550
TOTAL COLOMBIA			7,419,938
Congo - 0.2%
Congo Republic 3% 6/30/29 (d)		2,389,250	716,775
Dominican Republic - 0.5%
Dominican Republic:
9.04% 1/23/18 (e)		513,699	457,192
9.5% 9/27/11 (Reg. S)		1,045,699	1,035,242
TOTAL DOMINICAN REPUBLIC			1,492,434
Government Obligations - continued
		Principal Amount	Value
Ecuador - 0.1%
Ecuador Republic 9.375% 12/15/15 (e)		$ 540,000	$ 388,800
El Salvador - 1.0%
El Salvador Republic:
7.65% 6/15/35		590,000	495,600
7.75% 1/24/23 (Reg. S)		750,000	738,750
8.25% 4/10/32 (Reg. S)		365,000	331,603
8.5% 7/25/11 (Reg. S)		1,535,000	1,569,538
TOTAL EL SALVADOR			3,135,491
Fiji - 0.5%
Republic of Fiji 6.875% 9/13/11		1,695,000	1,440,750
Gabon - 1.2%
Gabonese Republic 8.2% 12/12/17 (e)		4,000,000	3,510,000
Georgia - 1.1%
Georgia Republic 7.5% 4/15/13		3,755,000	3,172,975
Ghana - 1.1%
Ghana Republic 8.5% 10/4/17 (e)		3,835,000	3,173,463
Hungary - 1.0%
Republic of Hungary 6.75% 4/22/11	HUF	603,490,000	2,973,277
Indonesia - 4.0%
Indonesian Republic:
6.75% 3/10/14 (Reg. S)		1,190,000	1,187,025
6.875% 3/9/17 (e)		960,000	931,200
6.875% 1/17/18 (e)		1,570,000	1,515,050
7.5% 1/15/16 (e)		945,000	954,450
7.75% 1/17/38 (e)		1,425,000	1,311,000
8.5% 10/12/35 (e)		2,895,000	2,938,425
10.375% 5/4/14 (e)		565,000	649,750
11.625% 3/4/19 (e)		2,025,000	2,561,625
TOTAL INDONESIA			12,048,525
Iraq - 0.9%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		4,190,000	2,660,650
Ivory Coast - 1.0%
Ivory Coast:
FLIRB 4% 3/29/18 (Reg. S) (b)(f)		6,625,000	1,656,250
past due interest 3% 3/30/18 (Reg. S) (b)(f)		5,358,000	1,339,500
TOTAL IVORY COAST			2,995,750
Government Obligations - continued
		Principal Amount	Value
Jamaica - 0.1%
Jamaican Government 8% 3/15/39		$ 235,000	$ 170,375
Lebanon - 0.9%
Lebanese Republic 11.625% 5/11/16 (Reg. S)		2,335,000	2,731,950
Mexico - 1.6%
United Mexican States:
11.375% 9/15/16		1,244,000	1,677,907
11.5% 5/15/26		2,185,000	3,206,488
TOTAL MEXICO			4,884,395
Pakistan - 0.9%
Islamic Republic of Pakistan:
6.875% 6/1/17 (e)		1,500,000	1,005,000
7.125% 3/31/16 (e)		1,610,000	1,094,800
Pakistan International Sukuk Co. Ltd. 3.8275% 1/27/10 (f)		625,000	606,250
TOTAL PAKISTAN			2,706,050
Philippines - 1.6%
Philippine Republic:
9.375% 1/18/17		1,615,000	1,901,663
10.625% 3/16/25		2,265,000	2,967,150
TOTAL PHILIPPINES			4,868,813
Russia - 8.8%
Russian Federation:
7.5% 3/31/30 (Reg. S)		20,246,400	19,942,698
12.75% 6/24/28 (Reg. S)		4,489,000	6,441,715
TOTAL RUSSIA			26,384,413
Serbia - 0.4%
Republic of Serbia 3.75% 11/1/24 (d)(e)		1,260,000	1,105,650
Sri Lanka - 0.4%
Democratic Socialist Republic of Sri Lanka 8.25% 10/24/12 (e)		1,355,000	1,260,150
Turkey - 7.0%
Turkish Republic:
Index-Linked CPI 10% 2/15/12	TRY	5,225,000	4,196,072
7% 9/26/16		1,600,000	1,636,000
7% 3/11/19		1,630,000	1,638,150
9.5% 1/15/14		1,960,000	2,214,800
11% 1/14/13		1,870,000	2,183,225
Government Obligations - continued
		Principal Amount	Value
Turkey - continued
Turkish Republic: - continued
11.5% 1/23/12		$ 1,850,000	$ 2,120,655
11.875% 1/15/30		1,300,000	1,980,940
14% 1/19/11	TRY	7,585,000	5,065,035
TOTAL TURKEY			21,034,877
Ukraine - 6.2%
Ukraine Cabinet of Ministers:
5.1513% 8/5/09 (f)		6,445,000	6,316,100
6.58% 11/21/16 (e)		4,890,000	3,325,200
6.875% 3/4/11 (Reg. S)		5,630,000	4,813,650
Ukraine Government:
6.385% 6/26/12 (e)		545,000	419,650
6.75% 11/14/17 (e)		2,620,000	1,781,600
7.65% 6/11/13 (Reg. S)		2,370,000	1,813,050
TOTAL UKRAINE			18,469,250
United States of America - 0.9%
U.S. Treasury Bonds 4.25% 5/15/39		2,850,000	2,821,044
Uruguay - 0.7%
Uruguay Republic 8% 11/18/22		1,910,000	2,005,500
Venezuela - 11.6%
Venezuelan Republic:
oil recovery rights 4/15/20 (g)		21,255	403,845
2.1006% 4/20/11 (Reg. S) (f)		6,350,000	5,207,000
5.375% 8/7/10 (Reg. S)		2,770,000	2,596,875
7% 3/31/38		1,345,000	655,688
8.5% 10/8/14		7,045,000	5,019,563
9% 5/7/23 (Reg. S)		2,960,000	1,813,000
9.25% 9/15/27		7,280,000	4,932,200
9.25% 5/7/28 (Reg. S)		1,830,000	1,125,450
9.375% 1/13/34		1,630,000	1,018,750
10.75% 9/19/13		9,495,000	7,833,375
13.625% 8/15/18		4,970,000	4,323,900
TOTAL VENEZUELA			34,929,646
Vietnam - 0.2%
Vietnamese Socialist Republic 6.875% 1/15/16 (e)		745,000	745,000
TOTAL GOVERNMENT OBLIGATIONS (Cost $209,749,585)			208,886,481
Preferred Securities - 1.1%
	Principal Amount	Value
Brazil - 1.1%
Globo Comunicacoes e Participacoes SA 9.375%	$ 3,265,000	$ 3,112,480
Net Servicos de Comunicacao SA 9.25% (e)	360,000	316,277
TOTAL PREFERRED SECURITIES (Cost $3,672,425)		3,428,757
Money Market Funds - 13.7%
	Shares
Fidelity Cash Central Fund, 0.40% (a) (Cost $41,045,784)	41,045,784	41,045,784
TOTAL INVESTMENT PORTFOLIO - 105.2% (Cost $322,813,658)		315,684,792
NET OTHER ASSETS - (5.2)%		(15,504,561)
NET ASSETS - 100%		$ 300,180,231
Security Abbreviation
FLIRB	-	Front Loaded Interest Reduction Bond
Currency Abbreviations
EUR	-	European Monetary Unit
HUF	-	Hungarian forint
TRY	-	New Turkish Lira
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Non-income producing - Issuer is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $60,722,365 or 20.2% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(g) Quantity represents share amount.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 33,721
Other Information

The following is a summary of the inputs used, as of June 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 62,323,770	$ -	$ 62,323,770	$ -
Government Obligations	208,886,481	-	208,886,481	-
Money Market Funds	41,045,784	41,045,784	-	-
Preferred Securities	3,428,757	-	3,428,757	-
Total Investments in Securities	$ 315,684,792	$ 41,045,784	$ 274,639,008	$ -
The following is a reconciliation of Investments in Securities for which level 3 inputs were used in determining value.
Investments in Securities
Beginning Balance	$ 382,080
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	21,765
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	(403,845)
Ending Balance	$ -
Total unrealized gain (loss) on investments held at June 30, 2009	$ (42,000)

The information used in the above reconciliation represents fiscal year to date activity for any Investment Security identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	0.9%
AAA,AA,A	3.2%
BBB	19.2%
BB	30.6%
B	32.8%
CCC,CC,C	0.6%
D	0.1%
Not Rated	3.1%
Short-Term Investments and Net Other Assets	9.5%
100.0%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Income Tax Information
At December 31, 2008, the fund had a capital loss carryforward of approximately $4,191,683 all of which will expire on December 31, 2016.
The fund intends to elect to defer to its fiscal year ending December 31, 2009 approximately $6,733,870 of losses recognized during the period November 1, 2008 to December 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2009 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $281,767,874)	$ 274,639,008
Fidelity Central Funds (cost $41,045,784)	41,045,784
Total Investments (cost $322,813,658)		$ 315,684,792
Cash		1,487,369
Receivable for investments sold		692,814
Receivable for fund shares sold		1,225,501
Dividends receivable		90,000
Interest receivable		6,475,122
Distributions receivable from Fidelity Central Funds		12,021
Prepaid expenses		1,274
Receivable from investment adviser for expense reductions		36,405
Other receivables		128
Total assets		325,705,426

Liabilities
Payable for investments purchased	$ 24,193,301
Payable for fund shares redeemed	681,092
Distributions payable	305,717
Accrued management fee	160,895
Distribution fees payable	74,550
Other affiliated payables	64,902
Other payables and accrued expenses	44,738
Total liabilities		25,525,195

Net Assets		$ 300,180,231
Net Assets consist of:
Paid in capital		$ 317,170,865
Undistributed net investment income		4,143,729
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(13,988,387)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(7,145,976)
Net Assets		$ 300,180,231

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

June 30, 2009 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($82,855,362 ÷ 7,183,546 shares)	$ 11.53

Maximum offering price per share (100/96.00 of $11.53)	$ 12.01
Class T: Net Asset Value and redemption price per share ($97,965,862 ÷ 8,521,355 shares)	$ 11.50

Maximum offering price per share (100/96.00 of $11.50)	$ 11.98
Class B: Net Asset Value and offering price per share ($15,030,308 ÷ 1,291,471 shares)A	$ 11.64

Class C: Net Asset Value and offering price per share ($32,546,435 ÷ 2,806,756 shares)A	$ 11.60

Institutional Class: Net Asset Value, offering price and redemption price per share ($71,782,264 ÷ 6,312,614 shares)	$ 11.37

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2009 (Unaudited)
Investment Income
Dividends		$ 237,681
Interest		13,101,068
Income from Fidelity Central Funds		33,721
Total income		13,372,470

Expenses
Management fee	$ 797,186
Transfer agent fees	295,358
Distribution fees	386,566
Accounting fees and expenses	61,650
Custodian fees and expenses	20,532
Independent trustees' compensation	907
Registration fees	51,747
Audit	48,134
Legal	283
Miscellaneous	2,621
Total expenses before reductions	1,664,984
Expense reductions	(158,247)	1,506,737
Net investment income		11,865,733
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,212,269)
Foreign currency transactions	8,743
Total net realized gain (loss)		(2,203,526)
Change in net unrealized appreciation (depreciation) on: Investment securities	44,253,258
Assets and liabilities in foreign currencies	(20,987)
Total change in net unrealized appreciation (depreciation)		44,232,271
Net gain (loss)		42,028,745
Net increase (decrease) in net assets resulting from operations		$ 53,894,478

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2009 (Unaudited)	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 11,865,733	$ 16,943,814
Net realized gain (loss)	(2,203,526)	(11,121,565)
Change in net unrealized appreciation (depreciation)	44,232,271	(62,442,084)
Net increase (decrease) in net assets resulting from operations	53,894,478	(56,619,835)
Distributions to shareholders from net investment income	(8,099,179)	(16,622,926)
Distributions to shareholders from net realized gain	-	(756,425)
Total distributions	(8,099,179)	(17,379,351)
Share transactions - net increase (decrease)	36,653,450	(18,583,820)
Redemption fees	26,129	61,526
Total increase (decrease) in net assets	82,474,878	(92,521,480)

Net Assets
Beginning of period	217,705,353	310,226,833
End of period (including undistributed net investment income of $4,143,729 and undistributed net investment income of $377,175, respectively)	$ 300,180,231	$ 217,705,353

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 9.51	$ 12.32	$ 12.40	$ 12.11	$ 12.16	$ 11.70
Income from Investment Operations
Net investment income E	.518	.675	.709	.715	.727	.683
Net realized and unrealized gain (loss)	1.855	(2.793)	(.066)	.638	.556	.707
Total from investment operations	2.373	(2.118)	.643	1.353	1.283	1.390
Distributions from net investment income	(.354)	(.664)	(.705)	(.699)	(.744)	(.712)
Distributions from net realized gain	-	(.030)	(.020)	(.367)	(.590)	(.220)
Total distributions	(.354)	(.694)	(.725)	(1.066)	(1.334)	(.932)
Redemption fees added to paid in capital E	.001	.002	.002	.003	.001	.002
Net asset value, end of period	$ 11.53	$ 9.51	$ 12.32	$ 12.40	$ 12.11	$ 12.16
Total Return B, C, D	25.44%	(17.82)%	5.36%	11.57%	11.15%	12.44%
Ratios to Average Net Assets F, H
Expenses before reductions	1.34% A	1.32%	1.27%	1.28%	1.31%	1.34%
Expenses net of fee waivers, if any	1.20% A	1.20%	1.18%	1.10%	1.11%	1.34%
Expenses net of all reductions	1.20% A	1.20%	1.17%	1.09%	1.11%	1.34%
Net investment income	10.12% A	5.94%	5.75%	5.80%	6.04%	5.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 82,855	$ 60,543	$ 75,584	$ 65,593	$ 42,836	$ 28,854
Portfolio turnover rate G	127% A	57%	72%	105%	202%	238%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 9.48	$ 12.28	$ 12.37	$ 12.08	$ 12.14	$ 11.68
Income from Investment Operations
Net investment income E	.515	.676	.704	.701	.713	.670
Net realized and unrealized gain (loss)	1.858	(2.784)	(.074)	.640	.549	.708
Total from investment operations	2.373	(2.108)	.630	1.341	1.262	1.378
Distributions from net investment income	(.354)	(.664)	(.702)	(.687)	(.733)	(.700)
Distributions from net realized gain	-	(.030)	(.020)	(.367)	(.590)	(.220)
Total distributions	(.354)	(.694)	(.722)	(1.054)	(1.323)	(.920)
Redemption fees added to paid in capital E	.001	.002	.002	.003	.001	.002
Net asset value, end of period	$ 11.50	$ 9.48	$ 12.28	$ 12.37	$ 12.08	$ 12.14
Total Return B, C, D	25.52%	(17.80)%	5.26%	11.49%	10.98%	12.35%
Ratios to Average Net Assets F, H
Expenses before reductions	1.35% A	1.32%	1.29%	1.36%	1.40%	1.44%
Expenses net of fee waivers, if any	1.20% A	1.20%	1.20%	1.20%	1.21%	1.44%
Expenses net of all reductions	1.20% A	1.20%	1.19%	1.19%	1.21%	1.44%
Net investment income	10.12% A	5.95%	5.73%	5.70%	5.94%	5.76%
Supplemental Data
Net assets, end of period (000 omitted)	$ 97,966	$ 87,427	$ 136,031	$ 137,200	$ 95,102	$ 89,784
Portfolio turnover rate G	127% A	57%	72%	105%	202%	238%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 9.60	$ 12.42	$ 12.50	$ 12.20	$ 12.24	$ 11.77
Income from Investment Operations
Net investment income E	.488	.609	.632	.628	.640	.595
Net realized and unrealized gain (loss)	1.872	(2.812)	(.073)	.642	.562	.712
Total from investment operations	2.360	(2.203)	.559	1.270	1.202	1.307
Distributions from net investment income	(.321)	(.589)	(.621)	(.606)	(.653)	(.619)
Distributions from net realized gain	-	(.030)	(.020)	(.367)	(.590)	(.220)
Total distributions	(.321)	(.619)	(.641)	(.973)	(1.243)	(.839)
Redemption fees added to paid in capital E	.001	.002	.002	.003	.001	.002
Net asset value, end of period	$ 11.64	$ 9.60	$ 12.42	$ 12.50	$ 12.20	$ 12.24
Total Return B, C, D	25.01%	(18.29)%	4.61%	10.74%	10.34%	11.56%
Ratios to Average Net Assets F, H
Expenses before reductions	2.01% A	1.97%	1.94%	2.10%	2.12%	2.13%
Expenses net of fee waivers, if any	1.85% A	1.85%	1.85%	1.85%	1.86%	2.13%
Expenses net of all reductions	1.85% A	1.85%	1.84%	1.84%	1.86%	2.13%
Net investment income	9.47% A	5.30%	5.08%	5.06%	5.28%	5.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,030	$ 14,324	$ 22,418	$ 26,442	$ 27,303	$ 27,238
Portfolio turnover rate G	127% A	57%	72%	105%	202%	238%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 9.56	$ 12.37	$ 12.46	$ 12.16	$ 12.21	$ 11.74
Income from Investment Operations
Net investment income E	.483	.594	.616	.613	.627	.585
Net realized and unrealized gain (loss)	1.872	(2.798)	(.080)	.645	.553	.715
Total from investment operations	2.355	(2.204)	.536	1.258	1.180	1.300
Distributions from net investment income	(.316)	(.578)	(.608)	(.594)	(.641)	(.612)
Distributions from net realized gain	-	(.030)	(.020)	(.367)	(.590)	(.220)
Total distributions	(.316)	(.608)	(.628)	(.961)	(1.231)	(.832)
Redemption fees added to paid in capital E	.001	.002	.002	.003	.001	.002
Net asset value, end of period	$ 11.60	$ 9.56	$ 12.37	$ 12.46	$ 12.16	$ 12.21
Total Return B, C, D	25.06%	(18.37)%	4.44%	10.66%	10.17%	11.53%
Ratios to Average Net Assets F, H
Expenses before reductions	2.08% A	2.06%	2.04%	2.12%	2.16%	2.19%
Expenses net of fee waivers, if any	1.95% A	1.95%	1.95%	1.95%	1.96%	2.19%
Expenses net of all reductions	1.95% A	1.95%	1.94%	1.94%	1.96%	2.19%
Net investment income	9.37% A	5.20%	4.98%	4.95%	5.19%	5.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,546	$ 22,464	$ 30,962	$ 28,628	$ 18,863	$ 14,606
Portfolio turnover rate G	127% A	57%	72%	105%	202%	238%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 9.39	$ 12.16	$ 12.25	$ 11.98	$ 12.04	$ 11.60
Income from Investment Operations
Net investment income D	.527	.695	.725	.725	.739	.712
Net realized and unrealized gain (loss)	1.819	(2.745)	(.064)	.628	.554	.694
Total from investment operations	2.346	(2.050)	.661	1.353	1.293	1.406
Distributions from net investment income	(.367)	(.692)	(.733)	(.718)	(.764)	(.748)
Distributions from net realized gain	-	(.030)	(.020)	(.367)	(.590)	(.220)
Total distributions	(.367)	(.722)	(.753)	(1.085)	(1.354)	(.968)
Redemption fees added to paid in capital D	.001	.002	.002	.002	.001	.002
Net asset value, end of period	$ 11.37	$ 9.39	$ 12.16	$ 12.25	$ 11.98	$ 12.04
Total Return B, C	25.49%	(17.52)%	5.58%	11.70%	11.37%	12.72%
Ratios to Average Net Assets E, G
Expenses before reductions	1.04% A	1.02%	.99%	1.02%	1.01%	1.03%
Expenses net of fee waivers, if any	.95% A	.95%	.95%	.95%	.95%	1.03%
Expenses net of all reductions	.95% A	.95%	.95%	.94%	.95%	1.03%
Net investment income	10.37% A	6.19%	5.97%	5.96%	6.20%	6.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 71,782	$ 32,947	$ 45,232	$ 25,177	$ 22,134	$ 12,924
Portfolio turnover rate F	127% A	57%	72%	105%	202%	238%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2009 (Unaudited)

1. Organization.

Fidelity Advisor Emerging Markets Income Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, August 13, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of June 30, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 19,444,674
Unrealized depreciation	(23,614,312)
Net unrealized appreciation (depreciation)	$ (4,169,638)
Cost for federal income tax purposes	$ 319,854,430

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities and U.S. government securities, aggregated $131,283,832 and $123,026,742, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .67% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 82,950	$ 2,571
Class T	-%	.25%	112,104	1,924
Class B	.65%	.25%	63,335	45,950
Class C	.75%	.25%	128,177	16,074
			$ 386,566	$ 66,519

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 6,391
Class T	1,277
Class B*	18,975
Class C*	2,249
$ 28,892

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 84,053.26
Class T	116,915.26
Class B	18,999.27
Class C	31,290.25
Institutional Class	44,101.21
	$ 295,358

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $331 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $666 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

8. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.20%	$ 45,756
Class T	1.20%	65,291
Class B	1.85%	11,272
Class C	1.95%	16,937
Institutional Class	.95%	18,848
		$ 158,104

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $143.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2009	Year ended December 31, 2008
From net investment income
Class A	$ 2,274,759	$ 4,461,608
Class T	3,097,871	6,982,241
Class B	435,284	992,623
Class C	778,099	1,471,041
Institutional Class	1,513,166	2,715,413
Total	$ 8,099,179	$ 16,622,926
From net realized gain
Class A	$ -	$ 189,019
Class T	-	324,485
Class B	-	52,227
Class C	-	76,240
Institutional Class	-	114,454
Total	$ -	$ 756,425

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2009	Year ended December 31, 2008	Six months ended June 30, 2009	Year ended December 31, 2008
Class A
Shares sold	2,181,398	2,904,684	$ 23,534,502	$ 34,317,795
Reinvestment of distributions	189,487	354,336	1,971,753	3,913,114
Shares redeemed	(1,550,686)	(3,033,139)	(15,850,015)	(32,944,166)
Net increase (decrease)	820,199	225,881	$ 9,656,240	$ 5,286,743
Class T
Shares sold	919,126	2,155,095	$ 9,656,995	$ 25,274,347
Reinvestment of distributions	260,905	573,955	2,699,638	6,370,309
Shares redeemed	(1,876,409)	(4,589,821)	(19,237,929)	(50,181,534)
Net increase (decrease)	(696,378)	(1,860,771)	$ (6,881,296)	$ (18,536,878)
Class B
Shares sold	100,358	388,356	$ 1,084,097	$ 4,650,254
Reinvestment of distributions	34,480	74,949	360,328	837,825
Shares redeemed	(335,857)	(776,464)	(3,442,199)	(8,766,318)
Net increase (decrease)	(201,019)	(313,159)	$ (1,997,774)	$ (3,278,239)
Class C
Shares sold	760,035	673,595	$ 8,146,558	$ 7,922,485
Reinvestment of distributions	58,388	103,997	612,198	1,153,816
Shares redeemed	(360,537)	(930,853)	(3,709,780)	(10,186,410)
Net increase (decrease)	457,886	(153,261)	$ 5,048,976	$ (1,110,109)
Institutional Class
Shares sold	3,489,307	1,443,816	$ 37,679,227	$ 16,574,092
Reinvestment of distributions	85,959	155,488	889,176	1,700,764
Shares redeemed	(773,251)	(1,809,065)	(7,741,099)	(19,220,193)
Net increase (decrease)	2,802,015	(209,761)	$ 30,827,304	$ (945,337)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management &
Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

EMI-USAN-0809
1.787773.106

(Fidelity Investment logo)(registered trademark)
Fidelity ® Advisor

Emerging Markets Income
Fund - Institutional Class

Semiannual Report

June 30, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the world's capital markets this spring and early summer, many economic uncertainties remain - including generally weak corporate earnings and still-sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1, 2009 to June 30, 2009
Class A	1.20%
Actual		$ 1,000.00	$ 1,254.40	$ 6.71
HypotheticalA		$ 1,000.00	$ 1,018.84	$ 6.01
Class T	1.20%
Actual		$ 1,000.00	$ 1,255.20	$ 6.71
HypotheticalA		$ 1,000.00	$ 1,018.84	$ 6.01
Class B	1.85%
Actual		$ 1,000.00	$ 1,250.10	$ 10.32
HypotheticalA		$ 1,000.00	$ 1,015.62	$ 9.25
Class C	1.95%
Actual		$ 1,000.00	$ 1,250.60	$ 10.88
HypotheticalA		$ 1,000.00	$ 1,015.12	$ 9.74
Institutional Class	.95%
Actual		$ 1,000.00	$ 1,254.90	$ 5.31
HypotheticalA		$ 1,000.00	$ 1,020.08	$ 4.76

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Countries as of June 30, 2009
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Venezuela	15.0	7.7
Brazil	9.7	17.0
Russia	8.8	7.7
Turkey	7.0	10.5
Ukraine	6.2	1.5
Percentages are adjusted for the effect of open futures contracts, if applicable.
Top Five Holdings as of June 30, 2009
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Venezuelan Republic	11.6	6.3
Russian Federation	8.8	7.7
Brazilian Federative Republic	8.6	14.9
Turkish Republic	7.0	10.5
Ukraine Cabinet of Ministers	4.8	0.2
	40.8
Asset Allocation (% of fund's net assets)
As of June 30, 2009	As of December 31, 2008
Corporate Bonds 20.8%	Corporate Bonds 14.4%
Government Obligations 68.6%	Government Obligations 76.5%
Stocks 0.0%	Stocks and Investment Companies 4.3%
Preferred Securities 1.1%	Preferred Securities 2.0%
Short-Term Investments and Net Other Assets 9.5%	Short-Term Investments and Net Other Assets 2.8%

Semiannual Report

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 20.8%
		Principal Amount (c)	Value
Bahamas (Nassau) - 0.2%
Odebrecht Overseas Ltd. 9.625%		$ 730,000	$ 678,900
Cayman Islands - 0.8%
Odebrecht Finance Ltd. 9.625% 4/9/14 (e)		560,000	610,400
TDIC Finance Ltd. 6.5% 7/2/14 (e)		1,745,000	1,745,000
TOTAL CAYMAN ISLANDS			2,355,400
Dominican Republic - 0.2%
Cerveceria Nacional Dominicana C por A 16% 3/27/12 (e)		880,000	718,960
Germany - 0.5%
EXIM of Ukraine 7.75% 9/23/09 (Issued by Dresdner Bank AG for EXIM Ukraine)		290,000	275,500
JSC Severstal 9.25% 4/19/14 (Issued by Citigroup Global Markets Deutschland AG for JSC Severstal) (e)		1,375,000	1,141,250
TOTAL GERMANY			1,416,750
Indonesia - 0.0%
APP International Finance (Mauritius) Ltd.:
0% 7/5/01 (b)(e)		1,235,000	0
0% 7/5/01 (Reg. S) (b)		445,000	0
Korea (South) - 2.3%
Export-Import Bank of Korea 8.125% 1/21/14		2,340,000	2,571,426
Hana Bank 6.5% 4/9/12 (e)		560,000	581,000
Industrial Bank of Korea 7.125% 4/23/14 (e)		1,110,000	1,144,632
POSCO 8.75% 3/26/14 (e)		1,195,000	1,322,746
SK Broadband Co., Ltd. 7% 2/1/12 (e)		1,260,000	1,241,100
TOTAL KOREA (SOUTH)			6,860,904
Luxembourg - 5.6%
ArcelorMittal SA 9% 2/15/15		1,695,000	1,787,230
Evraz Group SA 8.875% 4/24/13 (e)		1,695,000	1,428,038
Millicom International Cellular SA 10% 12/1/13		620,000	628,525
Mobile Telesystems Finance SA:
8% 1/28/12 (e)		3,446,000	3,402,925
8.375% 10/14/10 (Reg. S)		1,350,000	1,363,500
OAO Severstal 9.75% 7/29/13 (Issued by Steel Capital SA for OAO Severstal) (e)		1,235,000	1,031,225
OJSC Russian Agricultural Bank:
6.299% 5/15/17 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		1,250,000	1,075,000
6.97% 9/21/16 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (d)		325,000	286,000
Nonconvertible Bonds - continued
		Principal Amount	Value
Luxembourg - continued
OJSC Russian Agricultural Bank: - continued
7.125% 1/14/14 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		$ 875,000	$ 822,500
7.175% 5/16/13 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		755,000	722,913
7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		795,000	723,450
RSHB Capital SA 9% 6/11/14 (e)		965,000	979,475
TNK-BP Finance SA 7.5% 3/13/13 (e)		860,000	799,800
Vimpel Communications:
8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		1,105,000	953,063
8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (e)		775,000	715,906
TOTAL LUXEMBOURG			16,719,550
Mexico - 0.6%
Cablemas SA de CV 9.375% 11/15/15 (Reg. S)		795,000	832,763
Vitro SAB de CV:
8.625% 2/1/12 (b)		1,100,000	418,000
9.125% 2/1/17 (b)		1,775,000	674,500
TOTAL MEXICO			1,925,263
Multi-National - 0.4%
Corporacion Andina de Fomento 8.125% 6/4/19		1,130,000	1,213,620
Netherlands - 3.1%
Bulgaria Steel Finance BV 12% 5/4/13 unit (b)	EUR	600,000	16,832
Indosat Finance Co. BV 7.75% 11/5/10		625,000	628,125
Intergas Finance BV:
6.375% 5/14/17 (Reg. S)		840,000	627,900
6.875% 11/4/11 (Reg. S)		720,000	662,400
KazMunaiGaz Finance Sub BV:
8.375% 7/2/13 (e)		1,560,000	1,435,200
9.125% 7/2/18 (e)		1,150,000	1,029,250
Lukoil International Finance BV:
6.356% 6/7/17 (e)		1,615,000	1,453,500
6.656% 6/7/22 (e)		1,790,000	1,467,800
Majapahit Holding BV:
7.75% 10/17/16		530,000	469,050
Nonconvertible Bonds - continued
		Principal Amount	Value
Netherlands - continued
Majapahit Holding BV: - continued
7.875% 6/29/37		$ 525,000	$ 399,000
PT Indosat International Finance Co. BV 7.125% 6/22/12 (e)		1,090,000	1,090,000
TOTAL NETHERLANDS			9,279,057
Philippines - 0.3%
National Power Corp. 6.875% 11/2/16 (e)		850,000	835,125
Qatar - 0.4%
Qtel International Finance Ltd. 6.5% 6/10/14 (e)		1,135,000	1,146,350
Singapore - 0.2%
Empire Capital Resources Pte. Ltd. 9.375% 12/15/11 (e)		700,000	679,000
United Kingdom - 1.1%
Atlantic Finance Ltd. 8.75% 5/27/14 (e)		1,695,000	1,666,185
EXIM of Ukraine 7.65% 9/7/11 (Issued by Credit Suisse London Branch for EXIM Ukraine)		1,210,000	931,700
NJSC Naftogaz of Ukraine 8.125% 9/30/09 (Issued by Standard Bank PLC for NJSC Naftogaz of Ukraine)		900,000	787,500
TOTAL UNITED KINGDOM			3,385,385
United States of America - 1.7%
Freeport-McMoRan Copper & Gold, Inc.:
4.995% 4/1/15 (f)		1,110,000	1,032,300
8.25% 4/1/15		1,605,000	1,615,031
Pemex Project Funding Master Trust 8.625% 2/1/22		2,325,000	2,406,375
TOTAL UNITED STATES OF AMERICA			5,053,706
Venezuela - 3.4%
Petroleos de Venezuela SA:
5.25% 4/12/17		16,815,000	7,903,050
5.375% 4/12/27		3,825,000	1,510,875
5.5% 4/12/37		1,625,000	641,875
TOTAL VENEZUELA			10,055,800
TOTAL NONCONVERTIBLE BONDS (Cost $68,345,864)			62,323,770
Government Obligations - 69.6%
		Principal Amount	Value
Argentina - 4.5%
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		$ 3,824,174	$ 1,969,450
par 2.5% 12/31/38 (d)		5,575,000	1,435,563
7% 9/12/13		4,750,000	2,637,833
7% 10/3/15		8,380,000	3,963,166
8.375% 12/20/03 (b)		2,095,000	366,625
11% 10/9/06 (b)		390,000	68,250
11.75% 4/7/09 (b)		545,000	95,375
19.9757% to 26.6609% 8/3/09		3,029,740	2,966,425
TOTAL ARGENTINA			13,502,687
Belize - 0.1%
Belize Government 4.25% 2/20/29 (d)(e)		549,700	269,353
Brazil - 8.6%
Brazilian Federative Republic:
5.875% 1/15/19		1,735,000	1,752,350
7.125% 1/20/37		2,900,000	3,161,000
8% 1/15/18		4,640,000	5,220,000
8.25% 1/20/34		2,315,000	2,778,000
10.125% 5/15/27		1,585,000	2,179,375
11% 8/17/40		4,200,000	5,470,500
12.25% 3/6/30		1,835,000	2,981,875
12.75% 1/15/20		1,540,000	2,325,400
TOTAL BRAZIL			25,868,500
Colombia - 2.5%
Colombian Republic:
7.375% 3/18/19		1,745,000	1,862,788
7.375% 9/18/37		1,160,000	1,183,200
10.375% 1/28/33		640,000	846,400
11.75% 2/25/20		2,613,000	3,527,550
TOTAL COLOMBIA			7,419,938
Congo - 0.2%
Congo Republic 3% 6/30/29 (d)		2,389,250	716,775
Dominican Republic - 0.5%
Dominican Republic:
9.04% 1/23/18 (e)		513,699	457,192
9.5% 9/27/11 (Reg. S)		1,045,699	1,035,242
TOTAL DOMINICAN REPUBLIC			1,492,434
Government Obligations - continued
		Principal Amount	Value
Ecuador - 0.1%
Ecuador Republic 9.375% 12/15/15 (e)		$ 540,000	$ 388,800
El Salvador - 1.0%
El Salvador Republic:
7.65% 6/15/35		590,000	495,600
7.75% 1/24/23 (Reg. S)		750,000	738,750
8.25% 4/10/32 (Reg. S)		365,000	331,603
8.5% 7/25/11 (Reg. S)		1,535,000	1,569,538
TOTAL EL SALVADOR			3,135,491
Fiji - 0.5%
Republic of Fiji 6.875% 9/13/11		1,695,000	1,440,750
Gabon - 1.2%
Gabonese Republic 8.2% 12/12/17 (e)		4,000,000	3,510,000
Georgia - 1.1%
Georgia Republic 7.5% 4/15/13		3,755,000	3,172,975
Ghana - 1.1%
Ghana Republic 8.5% 10/4/17 (e)		3,835,000	3,173,463
Hungary - 1.0%
Republic of Hungary 6.75% 4/22/11	HUF	603,490,000	2,973,277
Indonesia - 4.0%
Indonesian Republic:
6.75% 3/10/14 (Reg. S)		1,190,000	1,187,025
6.875% 3/9/17 (e)		960,000	931,200
6.875% 1/17/18 (e)		1,570,000	1,515,050
7.5% 1/15/16 (e)		945,000	954,450
7.75% 1/17/38 (e)		1,425,000	1,311,000
8.5% 10/12/35 (e)		2,895,000	2,938,425
10.375% 5/4/14 (e)		565,000	649,750
11.625% 3/4/19 (e)		2,025,000	2,561,625
TOTAL INDONESIA			12,048,525
Iraq - 0.9%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		4,190,000	2,660,650
Ivory Coast - 1.0%
Ivory Coast:
FLIRB 4% 3/29/18 (Reg. S) (b)(f)		6,625,000	1,656,250
past due interest 3% 3/30/18 (Reg. S) (b)(f)		5,358,000	1,339,500
TOTAL IVORY COAST			2,995,750
Government Obligations - continued
		Principal Amount	Value
Jamaica - 0.1%
Jamaican Government 8% 3/15/39		$ 235,000	$ 170,375
Lebanon - 0.9%
Lebanese Republic 11.625% 5/11/16 (Reg. S)		2,335,000	2,731,950
Mexico - 1.6%
United Mexican States:
11.375% 9/15/16		1,244,000	1,677,907
11.5% 5/15/26		2,185,000	3,206,488
TOTAL MEXICO			4,884,395
Pakistan - 0.9%
Islamic Republic of Pakistan:
6.875% 6/1/17 (e)		1,500,000	1,005,000
7.125% 3/31/16 (e)		1,610,000	1,094,800
Pakistan International Sukuk Co. Ltd. 3.8275% 1/27/10 (f)		625,000	606,250
TOTAL PAKISTAN			2,706,050
Philippines - 1.6%
Philippine Republic:
9.375% 1/18/17		1,615,000	1,901,663
10.625% 3/16/25		2,265,000	2,967,150
TOTAL PHILIPPINES			4,868,813
Russia - 8.8%
Russian Federation:
7.5% 3/31/30 (Reg. S)		20,246,400	19,942,698
12.75% 6/24/28 (Reg. S)		4,489,000	6,441,715
TOTAL RUSSIA			26,384,413
Serbia - 0.4%
Republic of Serbia 3.75% 11/1/24 (d)(e)		1,260,000	1,105,650
Sri Lanka - 0.4%
Democratic Socialist Republic of Sri Lanka 8.25% 10/24/12 (e)		1,355,000	1,260,150
Turkey - 7.0%
Turkish Republic:
Index-Linked CPI 10% 2/15/12	TRY	5,225,000	4,196,072
7% 9/26/16		1,600,000	1,636,000
7% 3/11/19		1,630,000	1,638,150
9.5% 1/15/14		1,960,000	2,214,800
11% 1/14/13		1,870,000	2,183,225
Government Obligations - continued
		Principal Amount	Value
Turkey - continued
Turkish Republic: - continued
11.5% 1/23/12		$ 1,850,000	$ 2,120,655
11.875% 1/15/30		1,300,000	1,980,940
14% 1/19/11	TRY	7,585,000	5,065,035
TOTAL TURKEY			21,034,877
Ukraine - 6.2%
Ukraine Cabinet of Ministers:
5.1513% 8/5/09 (f)		6,445,000	6,316,100
6.58% 11/21/16 (e)		4,890,000	3,325,200
6.875% 3/4/11 (Reg. S)		5,630,000	4,813,650
Ukraine Government:
6.385% 6/26/12 (e)		545,000	419,650
6.75% 11/14/17 (e)		2,620,000	1,781,600
7.65% 6/11/13 (Reg. S)		2,370,000	1,813,050
TOTAL UKRAINE			18,469,250
United States of America - 0.9%
U.S. Treasury Bonds 4.25% 5/15/39		2,850,000	2,821,044
Uruguay - 0.7%
Uruguay Republic 8% 11/18/22		1,910,000	2,005,500
Venezuela - 11.6%
Venezuelan Republic:
oil recovery rights 4/15/20 (g)		21,255	403,845
2.1006% 4/20/11 (Reg. S) (f)		6,350,000	5,207,000
5.375% 8/7/10 (Reg. S)		2,770,000	2,596,875
7% 3/31/38		1,345,000	655,688
8.5% 10/8/14		7,045,000	5,019,563
9% 5/7/23 (Reg. S)		2,960,000	1,813,000
9.25% 9/15/27		7,280,000	4,932,200
9.25% 5/7/28 (Reg. S)		1,830,000	1,125,450
9.375% 1/13/34		1,630,000	1,018,750
10.75% 9/19/13		9,495,000	7,833,375
13.625% 8/15/18		4,970,000	4,323,900
TOTAL VENEZUELA			34,929,646
Vietnam - 0.2%
Vietnamese Socialist Republic 6.875% 1/15/16 (e)		745,000	745,000
TOTAL GOVERNMENT OBLIGATIONS (Cost $209,749,585)			208,886,481
Preferred Securities - 1.1%
	Principal Amount	Value
Brazil - 1.1%
Globo Comunicacoes e Participacoes SA 9.375%	$ 3,265,000	$ 3,112,480
Net Servicos de Comunicacao SA 9.25% (e)	360,000	316,277
TOTAL PREFERRED SECURITIES (Cost $3,672,425)		3,428,757
Money Market Funds - 13.7%
	Shares
Fidelity Cash Central Fund, 0.40% (a) (Cost $41,045,784)	41,045,784	41,045,784
TOTAL INVESTMENT PORTFOLIO - 105.2% (Cost $322,813,658)		315,684,792
NET OTHER ASSETS - (5.2)%		(15,504,561)
NET ASSETS - 100%		$ 300,180,231
Security Abbreviation
FLIRB	-	Front Loaded Interest Reduction Bond
Currency Abbreviations
EUR	-	European Monetary Unit
HUF	-	Hungarian forint
TRY	-	New Turkish Lira
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Non-income producing - Issuer is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $60,722,365 or 20.2% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(g) Quantity represents share amount.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 33,721
Other Information

The following is a summary of the inputs used, as of June 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 62,323,770	$ -	$ 62,323,770	$ -
Government Obligations	208,886,481	-	208,886,481	-
Money Market Funds	41,045,784	41,045,784	-	-
Preferred Securities	3,428,757	-	3,428,757	-
Total Investments in Securities	$ 315,684,792	$ 41,045,784	$ 274,639,008	$ -
The following is a reconciliation of Investments in Securities for which level 3 inputs were used in determining value.
Investments in Securities
Beginning Balance	$ 382,080
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	21,765
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	(403,845)
Ending Balance	$ -
Total unrealized gain (loss) on investments held at June 30, 2009	$ (42,000)

The information used in the above reconciliation represents fiscal year to date activity for any Investment Security identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	0.9%
AAA,AA,A	3.2%
BBB	19.2%
BB	30.6%
B	32.8%
CCC,CC,C	0.6%
D	0.1%
Not Rated	3.1%
Short-Term Investments and Net Other Assets	9.5%
100.0%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Income Tax Information
At December 31, 2008, the fund had a capital loss carryforward of approximately $4,191,683 all of which will expire on December 31, 2016.
The fund intends to elect to defer to its fiscal year ending December 31, 2009 approximately $6,733,870 of losses recognized during the period November 1, 2008 to December 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2009 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $281,767,874)	$ 274,639,008
Fidelity Central Funds (cost $41,045,784)	41,045,784
Total Investments (cost $322,813,658)		$ 315,684,792
Cash		1,487,369
Receivable for investments sold		692,814
Receivable for fund shares sold		1,225,501
Dividends receivable		90,000
Interest receivable		6,475,122
Distributions receivable from Fidelity Central Funds		12,021
Prepaid expenses		1,274
Receivable from investment adviser for expense reductions		36,405
Other receivables		128
Total assets		325,705,426

Liabilities
Payable for investments purchased	$ 24,193,301
Payable for fund shares redeemed	681,092
Distributions payable	305,717
Accrued management fee	160,895
Distribution fees payable	74,550
Other affiliated payables	64,902
Other payables and accrued expenses	44,738
Total liabilities		25,525,195

Net Assets		$ 300,180,231
Net Assets consist of:
Paid in capital		$ 317,170,865
Undistributed net investment income		4,143,729
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(13,988,387)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(7,145,976)
Net Assets		$ 300,180,231

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

June 30, 2009 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($82,855,362 ÷ 7,183,546 shares)	$ 11.53

Maximum offering price per share (100/96.00 of $11.53)	$ 12.01
Class T: Net Asset Value and redemption price per share ($97,965,862 ÷ 8,521,355 shares)	$ 11.50

Maximum offering price per share (100/96.00 of $11.50)	$ 11.98
Class B: Net Asset Value and offering price per share ($15,030,308 ÷ 1,291,471 shares)A	$ 11.64

Class C: Net Asset Value and offering price per share ($32,546,435 ÷ 2,806,756 shares)A	$ 11.60

Institutional Class: Net Asset Value, offering price and redemption price per share ($71,782,264 ÷ 6,312,614 shares)	$ 11.37

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2009 (Unaudited)
Investment Income
Dividends		$ 237,681
Interest		13,101,068
Income from Fidelity Central Funds		33,721
Total income		13,372,470

Expenses
Management fee	$ 797,186
Transfer agent fees	295,358
Distribution fees	386,566
Accounting fees and expenses	61,650
Custodian fees and expenses	20,532
Independent trustees' compensation	907
Registration fees	51,747
Audit	48,134
Legal	283
Miscellaneous	2,621
Total expenses before reductions	1,664,984
Expense reductions	(158,247)	1,506,737
Net investment income		11,865,733
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,212,269)
Foreign currency transactions	8,743
Total net realized gain (loss)		(2,203,526)
Change in net unrealized appreciation (depreciation) on: Investment securities	44,253,258
Assets and liabilities in foreign currencies	(20,987)
Total change in net unrealized appreciation (depreciation)		44,232,271
Net gain (loss)		42,028,745
Net increase (decrease) in net assets resulting from operations		$ 53,894,478

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2009 (Unaudited)	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 11,865,733	$ 16,943,814
Net realized gain (loss)	(2,203,526)	(11,121,565)
Change in net unrealized appreciation (depreciation)	44,232,271	(62,442,084)
Net increase (decrease) in net assets resulting from operations	53,894,478	(56,619,835)
Distributions to shareholders from net investment income	(8,099,179)	(16,622,926)
Distributions to shareholders from net realized gain	-	(756,425)
Total distributions	(8,099,179)	(17,379,351)
Share transactions - net increase (decrease)	36,653,450	(18,583,820)
Redemption fees	26,129	61,526
Total increase (decrease) in net assets	82,474,878	(92,521,480)

Net Assets
Beginning of period	217,705,353	310,226,833
End of period (including undistributed net investment income of $4,143,729 and undistributed net investment income of $377,175, respectively)	$ 300,180,231	$ 217,705,353

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 9.51	$ 12.32	$ 12.40	$ 12.11	$ 12.16	$ 11.70
Income from Investment Operations
Net investment income E	.518	.675	.709	.715	.727	.683
Net realized and unrealized gain (loss)	1.855	(2.793)	(.066)	.638	.556	.707
Total from investment operations	2.373	(2.118)	.643	1.353	1.283	1.390
Distributions from net investment income	(.354)	(.664)	(.705)	(.699)	(.744)	(.712)
Distributions from net realized gain	-	(.030)	(.020)	(.367)	(.590)	(.220)
Total distributions	(.354)	(.694)	(.725)	(1.066)	(1.334)	(.932)
Redemption fees added to paid in capital E	.001	.002	.002	.003	.001	.002
Net asset value, end of period	$ 11.53	$ 9.51	$ 12.32	$ 12.40	$ 12.11	$ 12.16
Total Return B, C, D	25.44%	(17.82)%	5.36%	11.57%	11.15%	12.44%
Ratios to Average Net Assets F, H
Expenses before reductions	1.34% A	1.32%	1.27%	1.28%	1.31%	1.34%
Expenses net of fee waivers, if any	1.20% A	1.20%	1.18%	1.10%	1.11%	1.34%
Expenses net of all reductions	1.20% A	1.20%	1.17%	1.09%	1.11%	1.34%
Net investment income	10.12% A	5.94%	5.75%	5.80%	6.04%	5.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 82,855	$ 60,543	$ 75,584	$ 65,593	$ 42,836	$ 28,854
Portfolio turnover rate G	127% A	57%	72%	105%	202%	238%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 9.48	$ 12.28	$ 12.37	$ 12.08	$ 12.14	$ 11.68
Income from Investment Operations
Net investment income E	.515	.676	.704	.701	.713	.670
Net realized and unrealized gain (loss)	1.858	(2.784)	(.074)	.640	.549	.708
Total from investment operations	2.373	(2.108)	.630	1.341	1.262	1.378
Distributions from net investment income	(.354)	(.664)	(.702)	(.687)	(.733)	(.700)
Distributions from net realized gain	-	(.030)	(.020)	(.367)	(.590)	(.220)
Total distributions	(.354)	(.694)	(.722)	(1.054)	(1.323)	(.920)
Redemption fees added to paid in capital E	.001	.002	.002	.003	.001	.002
Net asset value, end of period	$ 11.50	$ 9.48	$ 12.28	$ 12.37	$ 12.08	$ 12.14
Total Return B, C, D	25.52%	(17.80)%	5.26%	11.49%	10.98%	12.35%
Ratios to Average Net Assets F, H
Expenses before reductions	1.35% A	1.32%	1.29%	1.36%	1.40%	1.44%
Expenses net of fee waivers, if any	1.20% A	1.20%	1.20%	1.20%	1.21%	1.44%
Expenses net of all reductions	1.20% A	1.20%	1.19%	1.19%	1.21%	1.44%
Net investment income	10.12% A	5.95%	5.73%	5.70%	5.94%	5.76%
Supplemental Data
Net assets, end of period (000 omitted)	$ 97,966	$ 87,427	$ 136,031	$ 137,200	$ 95,102	$ 89,784
Portfolio turnover rate G	127% A	57%	72%	105%	202%	238%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 9.60	$ 12.42	$ 12.50	$ 12.20	$ 12.24	$ 11.77
Income from Investment Operations
Net investment income E	.488	.609	.632	.628	.640	.595
Net realized and unrealized gain (loss)	1.872	(2.812)	(.073)	.642	.562	.712
Total from investment operations	2.360	(2.203)	.559	1.270	1.202	1.307
Distributions from net investment income	(.321)	(.589)	(.621)	(.606)	(.653)	(.619)
Distributions from net realized gain	-	(.030)	(.020)	(.367)	(.590)	(.220)
Total distributions	(.321)	(.619)	(.641)	(.973)	(1.243)	(.839)
Redemption fees added to paid in capital E	.001	.002	.002	.003	.001	.002
Net asset value, end of period	$ 11.64	$ 9.60	$ 12.42	$ 12.50	$ 12.20	$ 12.24
Total Return B, C, D	25.01%	(18.29)%	4.61%	10.74%	10.34%	11.56%
Ratios to Average Net Assets F, H
Expenses before reductions	2.01% A	1.97%	1.94%	2.10%	2.12%	2.13%
Expenses net of fee waivers, if any	1.85% A	1.85%	1.85%	1.85%	1.86%	2.13%
Expenses net of all reductions	1.85% A	1.85%	1.84%	1.84%	1.86%	2.13%
Net investment income	9.47% A	5.30%	5.08%	5.06%	5.28%	5.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,030	$ 14,324	$ 22,418	$ 26,442	$ 27,303	$ 27,238
Portfolio turnover rate G	127% A	57%	72%	105%	202%	238%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 9.56	$ 12.37	$ 12.46	$ 12.16	$ 12.21	$ 11.74
Income from Investment Operations
Net investment income E	.483	.594	.616	.613	.627	.585
Net realized and unrealized gain (loss)	1.872	(2.798)	(.080)	.645	.553	.715
Total from investment operations	2.355	(2.204)	.536	1.258	1.180	1.300
Distributions from net investment income	(.316)	(.578)	(.608)	(.594)	(.641)	(.612)
Distributions from net realized gain	-	(.030)	(.020)	(.367)	(.590)	(.220)
Total distributions	(.316)	(.608)	(.628)	(.961)	(1.231)	(.832)
Redemption fees added to paid in capital E	.001	.002	.002	.003	.001	.002
Net asset value, end of period	$ 11.60	$ 9.56	$ 12.37	$ 12.46	$ 12.16	$ 12.21
Total Return B, C, D	25.06%	(18.37)%	4.44%	10.66%	10.17%	11.53%
Ratios to Average Net Assets F, H
Expenses before reductions	2.08% A	2.06%	2.04%	2.12%	2.16%	2.19%
Expenses net of fee waivers, if any	1.95% A	1.95%	1.95%	1.95%	1.96%	2.19%
Expenses net of all reductions	1.95% A	1.95%	1.94%	1.94%	1.96%	2.19%
Net investment income	9.37% A	5.20%	4.98%	4.95%	5.19%	5.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,546	$ 22,464	$ 30,962	$ 28,628	$ 18,863	$ 14,606
Portfolio turnover rate G	127% A	57%	72%	105%	202%	238%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 9.39	$ 12.16	$ 12.25	$ 11.98	$ 12.04	$ 11.60
Income from Investment Operations
Net investment income D	.527	.695	.725	.725	.739	.712
Net realized and unrealized gain (loss)	1.819	(2.745)	(.064)	.628	.554	.694
Total from investment operations	2.346	(2.050)	.661	1.353	1.293	1.406
Distributions from net investment income	(.367)	(.692)	(.733)	(.718)	(.764)	(.748)
Distributions from net realized gain	-	(.030)	(.020)	(.367)	(.590)	(.220)
Total distributions	(.367)	(.722)	(.753)	(1.085)	(1.354)	(.968)
Redemption fees added to paid in capital D	.001	.002	.002	.002	.001	.002
Net asset value, end of period	$ 11.37	$ 9.39	$ 12.16	$ 12.25	$ 11.98	$ 12.04
Total Return B, C	25.49%	(17.52)%	5.58%	11.70%	11.37%	12.72%
Ratios to Average Net Assets E, G
Expenses before reductions	1.04% A	1.02%	.99%	1.02%	1.01%	1.03%
Expenses net of fee waivers, if any	.95% A	.95%	.95%	.95%	.95%	1.03%
Expenses net of all reductions	.95% A	.95%	.95%	.94%	.95%	1.03%
Net investment income	10.37% A	6.19%	5.97%	5.96%	6.20%	6.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 71,782	$ 32,947	$ 45,232	$ 25,177	$ 22,134	$ 12,924
Portfolio turnover rate F	127% A	57%	72%	105%	202%	238%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2009 (Unaudited)

1. Organization.

Fidelity Advisor Emerging Markets Income Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, August 13, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of June 30, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 19,444,674
Unrealized depreciation	(23,614,312)
Net unrealized appreciation (depreciation)	$ (4,169,638)
Cost for federal income tax purposes	$ 319,854,430

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities and U.S. government securities, aggregated $131,283,832 and $123,026,742, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .67% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 82,950	$ 2,571
Class T	-%	.25%	112,104	1,924
Class B	.65%	.25%	63,335	45,950
Class C	.75%	.25%	128,177	16,074
			$ 386,566	$ 66,519

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 6,391
Class T	1,277
Class B*	18,975
Class C*	2,249
$ 28,892

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 84,053.26
Class T	116,915.26
Class B	18,999.27
Class C	31,290.25
Institutional Class	44,101.21
	$ 295,358

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $331 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $666 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

8. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.20%	$ 45,756
Class T	1.20%	65,291
Class B	1.85%	11,272
Class C	1.95%	16,937
Institutional Class	.95%	18,848
		$ 158,104

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $143.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2009	Year ended December 31, 2008
From net investment income
Class A	$ 2,274,759	$ 4,461,608
Class T	3,097,871	6,982,241
Class B	435,284	992,623
Class C	778,099	1,471,041
Institutional Class	1,513,166	2,715,413
Total	$ 8,099,179	$ 16,622,926
From net realized gain
Class A	$ -	$ 189,019
Class T	-	324,485
Class B	-	52,227
Class C	-	76,240
Institutional Class	-	114,454
Total	$ -	$ 756,425

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2009	Year ended December 31, 2008	Six months ended June 30, 2009	Year ended December 31, 2008
Class A
Shares sold	2,181,398	2,904,684	$ 23,534,502	$ 34,317,795
Reinvestment of distributions	189,487	354,336	1,971,753	3,913,114
Shares redeemed	(1,550,686)	(3,033,139)	(15,850,015)	(32,944,166)
Net increase (decrease)	820,199	225,881	$ 9,656,240	$ 5,286,743
Class T
Shares sold	919,126	2,155,095	$ 9,656,995	$ 25,274,347
Reinvestment of distributions	260,905	573,955	2,699,638	6,370,309
Shares redeemed	(1,876,409)	(4,589,821)	(19,237,929)	(50,181,534)
Net increase (decrease)	(696,378)	(1,860,771)	$ (6,881,296)	$ (18,536,878)
Class B
Shares sold	100,358	388,356	$ 1,084,097	$ 4,650,254
Reinvestment of distributions	34,480	74,949	360,328	837,825
Shares redeemed	(335,857)	(776,464)	(3,442,199)	(8,766,318)
Net increase (decrease)	(201,019)	(313,159)	$ (1,997,774)	$ (3,278,239)
Class C
Shares sold	760,035	673,595	$ 8,146,558	$ 7,922,485
Reinvestment of distributions	58,388	103,997	612,198	1,153,816
Shares redeemed	(360,537)	(930,853)	(3,709,780)	(10,186,410)
Net increase (decrease)	457,886	(153,261)	$ 5,048,976	$ (1,110,109)
Institutional Class
Shares sold	3,489,307	1,443,816	$ 37,679,227	$ 16,574,092
Reinvestment of distributions	85,959	155,488	889,176	1,700,764
Shares redeemed	(773,251)	(1,809,065)	(7,741,099)	(19,220,193)
Net increase (decrease)	2,802,015	(209,761)	$ 30,827,304	$ (945,337)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management &
Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

EMII-USAN-0809
1.787774.106

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series VIII's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VIII's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 27, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 27, 2009